Statement to Securityholder

Ally Auto Receivables Trust 2010-3

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	8/18/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-3

5. Collateral Summary	Collection Period, Begin:	11/1/2011

	Collection Period, End:	11/30/2011

6. Charge-Off and Delinquency Rates	Determination Date:	12/12/2011

	Distribution Date:	12/15/2011
7. Credit Instruments

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com
The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities  laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or  pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

1.  Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005MAA0	219,000,000.00	0.00	0.40258000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005MAB8	397,000,000.00	148,744,028.24	0.34900000	24,047,492.05	43,259.72	24,090,751.77	0.00	0.00	124,696,536.19
A-3	02005MAC6	262,000,000.00	262,000,000.00	1.11000000	0.00	242,350.00	242,350.00	0.00	0.00	262,000,000.00
A-4	02005MAE2	162,740,000.00	162,740,000.00	1.55000000	0.00	210,205.83	210,205.83	0.00	0.00	162,740,000.00
B	02005MAG7	27,120,000.00	27,120,000.00	2.29000000	0.00	51,754.00	51,754.00	0.00	0.00	27,120,000.00
C	02005MAH5	22,600,000.00	22,600,000.00	2.69000000	0.00	50,661.67	50,661.67	0.00	0.00	22,600,000.00
Deal Totals		1,090,460,000.00	623,204,028.24		24,047,492.05	598,231.22	24,645,723.27	0.00	0.00	599,156,536.19

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

2.   Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	374.67009632	60.57302783	0.10896655	60.68199438	0.00000000	314.09706849
A-3	1,000.00000000	0.00000000	0.92500000	0.92500000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.29166665	1.29166665	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.90833333	1.90833333	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.24166681	2.24166681	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	571.50562904
Ending Aggregate Note Pool Factor:	549.45301633

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	11/15/2011	12/15/2011	Actual/360	N/A	N/A	0.40258000	0.40258000	0.00
A-2	148,744,028.24	11/15/2011	12/15/2011	Actual/360	0.24900000	0.10000000	N/A	0.34900000	43,259.72
A-3	262,000,000.00	11/15/2011	12/15/2011	30/360	N/A	N/A	1.11000000	1.11000000	242,350.00
A-4	162,740,000.00	11/15/2011	12/15/2011	30/360	N/A	N/A	1.55000000	1.55000000	210,205.83
B	27,120,000.00	11/15/2011	12/15/2011	30/360	N/A	N/A	2.29000000	2.29000000	51,754.00
C	22,600,000.00	11/15/2011	12/15/2011	30/360	N/A	N/A	2.69000000	2.69000000	50,661.67

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	43,259.72	0.00	43,259.72	0.00
A-3	0.00	242,350.00	0.00	242,350.00	0.00
A-4	0.00	210,205.83	0.00	210,205.83	0.00
B	0.00	51,754.00	0.00	51,754.00	0.00
C	0.00	50,661.67	0.00	50,661.67	0.00
Deal Totals	0.00	598,231.22	0.00	598,231.22	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

4. Collections and Distributions

Collections
Receipts During the Period	27,377,277.64
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	332,713.81
Other Fees or Expenses Paid	0.00
Total Collections	27,709,991.45

Beginning Reserve Account Balance	11,300,142.82
Net Amount due from Swap Counterparty	0.00
Total Available Amount	39,010,134.27

Distributions
Total Available Amount	39,010,134.27
Basic Servicing Fee	589,824.91
Net Amount due to Swap Counterparty	30,492.53
Aggregate Class A Interest Distributable Amount	495,815.55
Senior Swap Termination Payment	0.00
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	51,754.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	50,661.67
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	11,300,142.82
Noteholders' Regular Principal Distributable Amount	24,047,492.05
Subordinate Swap Termination Payment	0.00
Excess Total Available Amount to the Certificateholders	2,443,950.74

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

5. Collateral Summary

A. Balances
		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	47,859	37,349	36,754
Deal Totals	Aggregate Receivables Principal Balance	1,130,014,281.54	674,054,670.91	650,007,178.86
	Aggregate Amount Financed	1,200,014,837.63	707,789,886.87	682,005,731.40

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages
	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Remaining Maturity	Beginning Weighted Average Remaining Maturity	Ending Weighted Average Remaining Maturity
Deal Totals	3.83000000	3.66734163	3.66238315	63.87	63.97	63.98	60.21	45.02	44.12

C. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.51%	1.39%	1.23%	0.98%	1.01%	0.92%	1.00%	1.01%	1.28%	1.12%	1.19%	1.83%	1.07%	1.34%	1.23%	1.22%	1.13%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2010-3
6. Charge-Off and Delinquency Rates

A. Current
	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	694,897,809.14	127,084.63	0.2195%	36,754	28	0.0762%
Preceding	721,477,339.71	122,908.98	0.2044%	37,349	24	0.0643%
Next Preceding	749,116,224.55	126,098.41	0.2020%	37,992	22	0.0579%
Three Month Average			0.2086%			0.0661%

B. Cumulative
	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,200,014,837.63	1,362,092.38	0.1135%	31 - 60 days	130	3,027,693.05
The information contained in this report is defined or determined in a manner consistent with the prospectus for				61 - 90 days	22	559,020.01
Ally Auto Receivables Trust 2010-3 related to delinquencies, charge offs or uncollectible accounts.				> 90 days	6	194,238.57
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period1	97	1,836,367.37
				Current Period	11	236,524.17
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off2	11	155,254.28
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				Ending Inventory	97	1,917,637.26

7. Credit Instruments

A. Reserve Accounts
Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash
				Draws	Releases		Reserve Amount
Cash Reserve	11,300,142.82	11,300,142.82	0.00	0.00	0.00	11,300,142.82	11,300,142.82

B. Swap Agreements
Swap	Provider	Amount Due to Swap Counterparty	Amount Due from Swap Counterparty	Net Amount Due to/(from) Swap Counterparty
Class A-2 Swap	The Royal Bank of Scotland plc	73,752.25	43,259.72	30,492.53

8. Performance Tests
Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	39,554,281.54
Current Overcollateralization	50,850,642.67
Overcollateralization Target	50,850,642.67

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-3.  This Servicer Certificate should not be relied upon with respect to any other security.  The information contained herein is only an indication of past performance and does not predict how AART 2010-3 will perform in the future.